INVESTMENTS - Narrative (Details) $ in Thousands	1 Months Ended		12 Months Ended
	Sep. 30, 2021 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2012	Dec. 31, 2021 USD ($) ShippingContainer	Nov. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jul. 31, 2020 USD ($)	Dec. 30, 2016
Schedule of Equity Method Investments [Line Items]
Carrying value					$ 54,408		$ 123,794
Intermodal Finance I, Ltd.
Schedule of Equity Method Investments [Line Items]
Ownership Percentage				51.00%
Existing substantive participation rights percentage				49.00%
Number of components owned in portfolio | ShippingContainer					500
Long Ridge Terminal LLC
Schedule of Equity Method Investments [Line Items]
Carrying value					$ 0		122,539
Ownership Percentage		50.10%	50.10%		50.00%
Ownership percentage sold		49.90%
Proceeds from sale of equity method investments		$ 150,000
Gain related to Long Ridge transaction		116,700
Equity method investment contribution amount		$ 155,600
GM-FTAI Holdco LLC
Schedule of Equity Method Investments [Line Items]
Carrying value					$ 52,295		0
Payments to acquire equity method investments	$ 52,500
GM-FTAI Holdco LLC | Class A
Schedule of Equity Method Investments [Line Items]
Ownership Percentage	1.00%
GM-FTAI Holdco LLC | Class B
Schedule of Equity Method Investments [Line Items]
Ownership Percentage	50.00%
Gladieux Metals Recycling ("GMR") | Class A | GM-FTAI Holdco LLC
Schedule of Equity Method Investments [Line Items]
Ownership Percentage					1.00%
JGP Energy Partners LLC
Schedule of Equity Method Investments [Line Items]
Ownership Percentage									50.00%
Gain related to Long Ridge transaction			$ 4,600
Remaining ownership amount purchased		50.00%
Payments to acquire equity method investments		$ 30,000
Additional goodwill recorded			$ 6,600
Aleon Renewable Metals LLC ("Aleon") | GM-FTAI Holdco LLC
Schedule of Equity Method Investments [Line Items]
Ownership Percentage	100.00%
Aleon Renewable Metals LLC ("Aleon") | Class B | GM-FTAI Holdco LLC
Schedule of Equity Method Investments [Line Items]
Ownership Percentage					50.00%
Clean Planet Energy USA LLC
Schedule of Equity Method Investments [Line Items]
Carrying value					$ 858	$ 1,000	0
Ownership Percentage					50.00%	50.00%
FYX Trust Holdco LLC
Schedule of Equity Method Investments [Line Items]
Carrying value					$ 1,255		$ 1,255	$ 1,300
Ownership Percentage					14.00%			14.00%